Retirement Benefits Plan (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of defined contribution plans

Years ended December 31,	2024	2023

Defined contribution plans	$4	$5

401(k) matched savings plan	6	5

Total pension expense	$10	$10